GEOGRAPHIC INFORMATION	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 14:- GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the nine months ended September 30, 2013 and 2012.

	Nine months ended September 30,
	2013	2012

Israel Israel	$6,410	$3,954
Americas	51,779	49,427
Europe	26,785	26,458
Far East	16,006	14,845

	$100,980	$94,684

The following presents long-lived assets as of September 30, 2013 and December 31, 2012.

	September 30, 2013	December 31, 2012
	Unaudited	Audited

Israel	$23,301	$19,450
Americas	18,244	18,959
Europe	64	119
Far East	34	43

	$41,643	$38,571

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Nine months ended September 30,
	2013	2012

Technology	$16,662	$18,317
Networking	84,318	76,367

	$100,980	$94,684